Property, Plant and Equipment (Details) - USD ($)	1 Months Ended
	Feb. 29, 2020	Dec. 31, 2021	May 12, 2021
Property, Plant and Equipment (Details) [Line Items]
Performance bitcoin miners description			Included in this total are 10,000 high performance Bitcoin miners sourced from Northern Data AG per a definitive purchase agreement entered into on May 12, 2021.
Prepaid data miners		$ 9,353,358
Unpaid accounts payable		$ 509,352
Nyam, LLC [Member]
Property, Plant and Equipment (Details) [Line Items]
Mining assets amount	$ 2,404,020